UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Creative Financial Group, LTD
Address: 1000 Abernathy Road
         Northpark, Building 400
         Atlanta, GA  30328

13F File Number:  28-12860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Barton Singleton
Title:     President, Synovus Securities, Inc.
Phone:     706-644-9461

Signature, Place, and Date of Signing:

     /s/ J. Barton Singleton     Columbus, GA/USA     February 14, 2011


Explanatory Note: Effective January 1, 2011, Creative Financial Group, LTD merged with Synovus Securities, Inc. Mr. Singleton is signing this 13F Notice Filing in his capacity as President of Synovus Securities, Inc., which is the surviving entity of the merger.


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-04762                      Synovus Financial Corp.